Interim Condensed Consolidated Statements of Changes in Shareholders' (Deficit)/Equity (Unaudited) - CNY (¥) ¥ in Thousands		Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		¥ 2	[1]	¥ (1,025)	[1]	¥ 25	[1]	¥ (66)	¥ (1,259,479)	¥ (1,260,543)
Balance, shares at Dec. 31, 2022	[1]	31,780,394		(2,885,826)
Net loss			[1]		[1]		[1]		(72,188)	(72,188)
Share-based compensation			[1]		[1]	33,875	[1]			33,875
Share-based compensation, shares	[1]
Ordinary share issuance			[1]		[1]	18,930	[1]		(18,930)
Ordinary share issuance, shares	[1]	1,317,874
Preferred shares redemption value accretion			[1]		[1]	(52,805)	[1]		(57,186)	(109,991)
Foreign currency translation adjustment			[1]		[1]		[1]	7,410		7,410
Fair value changes of amounts due to related party due to own credit risk			[1]		[1]		[1]	(300)		(300)
Balance at Jun. 30, 2023		¥ 2	[1]	¥ (1,025)	[1]	25	[1]	7,044	(1,407,783)	(1,401,737)
Balance, shares at Jun. 30, 2023	[1]	33,098,268		(2,885,826)
Balance at Dec. 31, 2023		¥ 5		¥ (1,025)		2,491,873		1,150	(2,113,821)	378,182
Balance, shares at Dec. 31, 2023		75,440,709		(2,885,826)
Net loss									(54,872)	(54,872)
Share-based compensation						27,116				27,116
Share-based compensation, shares		2,405,901
Foreign currency translation adjustment								2,016		2,016
Fair value changes of amounts due to related party due to own credit risk								(255)		(255)
Balance at Jun. 30, 2024		¥ 5		¥ (1,025)		¥ 2,518,989		¥ 2,911	¥ (2,168,693)	¥ 352,187
Balance, shares at Jun. 30, 2024		77,846,610		(2,885,826)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).